CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 16,549	$ 18,347
Marketable securities	56,517	46,048
Total cash, cash equivalents, and marketable securities (including securities loaned of $4,058 and $4,531)	73,066	64,395
Accounts receivable, net of allowance of $225 and $296	11,556	9,383
Receivable under reverse repurchase agreements	450	875
Income taxes receivable, net	1,903	591
Prepaid revenue share, expenses and other assets	3,139	3,412
Total current assets	90,114	78,656
Prepaid revenue share, expenses and other assets, non-current	3,181	3,187
Non-marketable investments	5,183	3,079
Deferred income taxes	251	176
Property and equipment, net	29,016	23,883
Intangible assets, net	3,847	4,607
Goodwill	15,869	15,599
Total assets	147,461	129,187
Current liabilities:
Accounts payable	1,931	1,715
Short-term debt	3,225	2,009
Accrued compensation and benefits	3,539	3,069
Accrued expenses and other current liabilities	4,768	4,408
Accrued revenue share	2,329	1,952
Securities lending payable	2,428	2,778
Deferred revenue	788	752
Income taxes payable, net	302	96
Total current liabilities	19,310	16,779
Long-term debt	1,995	3,228
Deferred revenue, non-current	151	104
Income taxes payable, non-current	3,663	3,340
Deferred income taxes	189	758
Other long-term liabilities	$ 1,822	$ 1,118
Commitments and contingencies
Stockholders’ equity:
Convertible preferred stock	$ 0	$ 0
Class A and Class B common stock, and Class C capital stock and additional paid-in capital	32,982	28,767
Accumulated other comprehensive income (loss)	(1,874)	27
Retained earnings	89,223	75,066
Total stockholders’ equity	120,331	103,860
Total liabilities and stockholders’ equity	147,461	129,187
Google Inc.
Current assets:
Cash and cash equivalents	16,549	18,347
Marketable securities	56,517	46,048
Total cash, cash equivalents, and marketable securities (including securities loaned of $4,058 and $4,531)	73,066	64,395
Accounts receivable, net of allowance of $225 and $296	11,556	9,383
Receivable under reverse repurchase agreements	450	875
Income taxes receivable, net	1,903	591
Prepaid revenue share, expenses and other assets	3,139	3,412
Total current assets	90,114	78,656
Prepaid revenue share, expenses and other assets, non-current	3,181	3,187
Non-marketable investments	5,183	3,079
Deferred income taxes	251	176
Property and equipment, net	29,016	23,883
Intangible assets, net	3,847	4,607
Goodwill	15,869	15,599
Total assets	147,461	129,187
Current liabilities:
Accounts payable	1,931	1,715
Short-term debt	3,225	2,009
Accrued compensation and benefits	3,539	3,069
Accrued expenses and other current liabilities	4,768	4,408
Accrued revenue share	2,329	1,952
Securities lending payable	2,428	2,778
Deferred revenue	788	752
Income taxes payable, net	302	96
Total current liabilities	19,310	16,779
Long-term debt	1,995	3,228
Deferred revenue, non-current	151	104
Income taxes payable, non-current	3,663	3,340
Deferred income taxes	189	758
Other long-term liabilities	$ 1,822	$ 1,118
Commitments and contingencies
Stockholders’ equity:
Convertible preferred stock	$ 0	$ 0
Class A and Class B common stock, and Class C capital stock and additional paid-in capital	31,313	28,767
Accumulated other comprehensive income (loss)	(1,874)	27
Retained earnings	90,892	75,066
Total stockholders’ equity	120,331	103,860
Total liabilities and stockholders’ equity	$ 147,461	$ 129,187